Other Income	12 Months Ended
Dec. 31, 2022
Other income [Abstract]
Other income

26.    Other income

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Gains on reversal of accounts and other payables (Note)	$960,564	$—	$25,523
Rent income	20,934	24,026	21,878
Indemnity income	—	19,793	6,876
Others	2,434	—	4,921
	$983,932	$43,819	$59,198

Note:     During the year ended December 31, 2022, certain suppliers ceased operation and became uncontactable, the Group assessed that the possibility of making repayment to the supplier as remote, therefore, the Group recognized gains on reversal of accounts and other payables of $960,564.